DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 0
Unrealized Losses on Derivative Financial Liabilities	0
Net change	0	$ 9
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	0
Unrealized Losses on Derivative Financial Liabilities	0
Net change	$ 0	$ 9